Basis Of Preparation Of The Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
Basis Of Preparation Of The Financial Statements
Schedule of Changes in Accounting Policies and Disclosure Explanatory
Standards	Main changes
IAS 21 – The Effects of Changes in Foreign Exchange Rates – andIFRS 1 – First-time adoption of International Financial Reporting Standards

The changes seek to define the concept of when one currency is exchangeable for another, and provide orientation on procedures for non-convertible currencies, determining that convertibility should be assessed on the date of measurement based on the purpose of the transaction.
These changes have no material impact on the consolidated financial statements.

Standards	Main changes	Start of term
IFRS 9 and IFRS 7– Classification and measurement of financial instruments

The changes clarify how financial assets and liabilities with ESG and similar characteristics should be classified. The standard introduces an additional test, SPPI (Solely payments of principal and interest) for financial assets and liabilities with contingent characteristics, since these aspects may affect whether the measurement will be at amortized cost or at fair value. The SPPI test is a condition precedent for classification at amortized cost.

The changes also provide an exception relating to the moment when a financial liability should be de-recognized as a result of an electronic financial settlement. An accounting policy option was inserted to allow the company to de-recognize a financial asset before the date of financial settlement, provided that the specific criteria in the standard are met.

Also, additional disclosure requirements were inserted to increase transparency for investors in relation to investments in equity instruments measured at fair value through Other comprehensive income, and financial instruments with contingent characteristics, such as those linked to ESG targets.

The Company does not expect a material impact on its consolidated Financial Statements.

Jan. 1, 2026
IFRS 18 – Presentation and disclosure of financial statements

IFRS 18 will replace IAS 1 and introduce new requirements for presentation of the income statement for the period, including specified totals and subtotals.

Entities are required to classify all revenues and expenses in one of five categories: Operational, Investment, Financing, Income taxes, and Discontinued operations – the first three are newly-created categories.

The standard requires disclosure of measures of performance defined by the management, and subtotals of revenues and expenses, and includes new requirements for aggregation and disaggregation of financial information based on identified “functions” of the primary financial statements and the explanatory notes.

Alterations with restricted scope were made to IAS 7 (Cash flow statements), which include change of the starting point for determining cash flows from operations by the indirect method from “income or loss in the period” to “operational income or loss”, and removal of the optionality in classification of cash flows of dividends and interest.

There are consequent changes in several other standards. IFRS 18 will be applied with backdated effect.

The Company is still in the process of assessing the impact of the new accounting standard, particularly with respect to the structure of the Company's statement of income, the statement of cash flows and the additional disclosures required for measures of performance ('MPMs'). The Company is also assessing the impact on how information is grouped in the financial statements, including for items currently labelled as 'other'.

Jan. 1, 2027
IFRS 19 – Subsidiaries without Public Accountability: Disclosures

This standard will allow certain subsidiaries to opt to apply its reduced requirements for disclosure. The requirements for recognition, measurement and presentation stated in other IFRS accounting standards continue to apply.

To be eligible, at the end of the reporting period the subsidiary entity must not have any public accountability and must have a parent company (final or intermediate) that prepares consolidated financial statements, available for public use, in accordance with the IFRS accounting standards.

The Company does not expect any impacts on its Consolidated Financial Statements arising from this alteration.

Jan. 1, 2027

Rule	Main changes	Start of term
IFRS 10 – Consolidated financial statementsand IAS 28 – Investments in associates and joint ventures – Sale or contribution of assets between an investor and its associate or joint venture

This deals with situations involving the sale or contribution of assets between an investor and an affiliated company or joint venture. Specifically, the gains and losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an affiliate or joint venture that is accounted by the equity method are recognized in the parent company’s income statement only in proportion to the holdings of the non-related investor in that affiliate or joint venture. Likewise, the gains and losses resulting from remeasurement of investments retained in some former controlled company (which has become an affiliate or joint venture accounted by the equity method) at fair value are recognized in the income statement of the former parent in proportion to the holdings of the non-related investor shares in the new associate or joint venture.

The Company does not expect any impacts on its Consolidated Financial Statements arising from this alteration and awaits the formal positioning on the date of its coming into effect.

Not yet defined

Schedule of Direct Equity Investments

The direct equity investments of CEMIG, included in the consolidation, are the following:

	Dec. 31, 2025 and 2024
Subsidiary	Accounting method	Direct interest (%)
CEMIG Geração e Transmissão S.A.	Consolidation	100.00
CEMIG Distribuição S.A.	Consolidation	100.00
Companhia de Gás de Minas Gerais	Consolidation	99.57
Sete Lagoas Transmissora de Energia S.A.	Consolidation	100.00